Receivables (Details) - USD ($)	Jun. 30, 2020	Dec. 31, 2019
Receivables [Abstract]
Credit card payments in process of settlement	$ 904,658	$ 406,838
Vendor rebates receivable	1,050,477	1,455,248
Total	$ 1,955,076	$ 1,862,086